Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	Company
	No. of shares
	(’000)
	2025	2024
Authorised and in issue at January, 1	52,396	52,766
Share repurchased and cancelled	(301)	(381)
Issued for share plan	8	11
Authorised and in issue at December, 31	52,103	52,396